JRS	Nuveen Real Estate Income Fund Portfolio of Investments March 31, 2021
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 136.0% (96.0% of Total Investments)

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 92.2% (65.1% of Total Investments)

	Health Care – 7.9% (5.6% of Total Investments)

82,405	Healthcare Realty Trust Inc	$2,498,520
375,295	Healthpeak Properties Inc	11,911,863
128,940	Welltower Inc	9,235,972
	Total Health Care	23,646,355

	Hotels – 4.0% (2.8% of Total Investments)

175,480	DiamondRock Hospitality Co, (2)	1,807,444
662,060	Sunstone Hotel Investors Inc, (2)	8,249,268
90,565	Xenia Hotels & Resorts Inc, (2)	1,766,017
	Total Hotels	11,822,729

	Industrial – 11.8% (8.3% of Total Investments)

180,185	First Industrial Realty Trust Inc	8,250,671
255,433	Prologis Inc	27,075,898
	Total Industrial	35,326,569

	Office – 11.2% (7.9% of Total Investments)

81,035	Alexandria Real Estate Equities Inc	13,314,051
77,790	Boston Properties Inc	7,877,015
183,780	Douglas Emmett Inc	5,770,692
42,350	Highwoods Properties Inc	1,818,509
76,040	Hudson Pacific Properties Inc	2,062,965
38,235	SL Green Realty Corp	2,676,068
	Total Office	33,519,300

	Residential – 25.6% (18.1% of Total Investments)

529,835	American Homes 4 Rent, Class A	17,664,699
217,072	Apartment Income REIT Corp	9,281,999
75,013	AvalonBay Communities Inc, (3)	13,840,648
73,095	Camden Property Trust	8,033,871
99,750	Equity LifeStyle Properties Inc	6,348,090
123,990	Equity Residential	8,881,404
397,625	Invitation Homes Inc	12,720,024
	Total Residential	76,770,735

	Retail – 8.7% (6.1% of Total Investments)

22,530	Federal Realty Investment Trust	2,285,669
193,090	Kimco Realty Corp	3,620,437
218,730	Macerich Co	2,559,141
112,740	Regency Centers Corp	6,393,485
76,180	Simon Property Group Inc	8,666,999
92,755	Weingarten Realty Investors	2,496,037
	Total Retail	26,021,768

	Specialized – 23.0% (16.3% of Total Investments)

56,565	CoreSite Realty Corp, (3)	6,779,315
241,425	CubeSmart	9,133,108
68,390	Digital Realty Trust Inc	9,632,048
28,505	Equinix Inc	19,371,713
82,950	Life Storage Inc	7,129,552
59,755	Public Storage	14,745,144
72,840	VICI Properties Inc	2,057,002
	Total Specialized	68,847,882
	Total Real Estate Investment Trust Common Stocks (cost $208,798,295)	275,955,338

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JRS	Nuveen Real Estate Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Shares	Description (1)	Coupon	Ratings (4)	Value

	REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS – 43.8% (30.9% of Total Investments)

	Diversified – 6.5% (4.6% of Total Investments)

35,010	Armada Hoffler Properties Inc	6.750%	N/R	$927,765
16,250	Colony Capital Inc, (2)	7.125%	N/R	411,450
13,700	Colony Capital Inc, (2)	7.150%	N/R	345,240
7,350	PS Business Parks Inc	4.875%	BBB	194,922
120,575	PS Business Parks Inc	5.200%	BBB	3,171,123
96,220	PS Business Parks Inc	5.200%	BBB	2,499,796
57,260	PS Business Parks Inc	5.250%	BBB	1,493,913
174,578	VEREIT Inc	6.700%	BB+	4,401,111
232,045	Vornado Realty Trust	5.250%	Baa3	5,949,634
	Total Diversified			19,394,954

	Health Care – 0.1% (0.1% of Total Investments)

17,450	Diversified Healthcare Trust	6.250%	BB-	425,082

	Hotels – 4.7% (3.3% of Total Investments)

132,110	DiamondRock Hospitality Co	8.250%	N/R	3,709,649
6,460	Hersha Hospitality Trust	6.500%	N/R	156,913
9,075	Hersha Hospitality Trust	6.500%	N/R	220,432
57,425	Hersha Hospitality Trust	6.875%	N/R	1,393,705
22,025	Pebblebrook Hotel Trust	6.300%	N/R	534,106
52,335	Pebblebrook Hotel Trust	6.375%	N/R	1,290,058
87,125	Pebblebrook Hotel Trust	6.500%	N/R	2,187,708
175,710	Sunstone Hotel Investors Inc	6.950%	N/R	4,445,463
	Total Hotels			13,938,034

	Industrial – 3.7% (2.6% of Total Investments)

139,585	Monmouth Real Estate Investment Corp	6.125%	N/R	3,548,251
59,877	Prologis Inc, (5)	8.540%	BBB	4,161,451
25,615	Rexford Industrial Realty Inc	5.625%	BB+	674,187
47,565	Rexford Industrial Realty Inc	5.875%	BB+	1,201,963
57,851	Rexford Industrial Realty Inc	5.875%	BB+	1,488,506
	Total Industrial			11,074,358

	Office – 9.4% (6.6% of Total Investments)

12,713	Highwoods Properties Inc, (5)	8.625%	Baa3	15,891,250
152,510	SL Green Realty Corp	6.500%	Ba1	3,937,808
120,109	Vornado Realty Trust	5.250%	Baa3	3,047,166
49,189	Vornado Realty Trust	5.400%	Baa3	1,246,941
162,188	Vornado Realty Trust	5.700%	Baa3	4,093,625
	Total Office			28,216,790

	Residential – 3.3% (2.3% of Total Investments)

3,700	American Homes 4 Rent	5.875%	BB	95,608
65,105	American Homes 4 Rent	5.875%	BB	1,691,428
117,810	American Homes 4 Rent	6.250%	Ba1	3,169,089
83,657	American Homes 4 Rent	6.350%	BB	2,121,542
34,373	Mid-America Apartment Communities Inc	8.500%	BBB-	2,182,685
4,625	UMH Properties Inc	6.375%	N/R	115,625
14,963	UMH Properties Inc	6.750%	N/R	383,352
	Total Residential			9,759,329

	Retail – 7.0% (5.0% of Total Investments)

147,810	Federal Realty Investment Trust	5.000%	Baa1	3,900,706
136,537	Kimco Realty Corp	5.125%	Baa2	3,589,558
82,978	Kimco Realty Corp	5.250%	Baa2	2,184,811
52,395	National Retail Properties Inc	5.200%	Baa2	1,341,312
129,000	Saul Centers Inc	6.000%	N/R	3,341,100
1,630	Saul Centers Inc	6.125%	N/R	41,874
5,494	Simon Property Group Inc	8.375%	BBB+	380,954
116,200	SITE Centers Corp	6.375%	BB+	2,997,960
17,340	Spirit Realty Capital Inc	6.000%	BB+	456,909

2

Shares	Description (1)	Coupon	Ratings (4)	Value

	Retail (continued)
53,645	Urstadt Biddle Properties Inc	5.875%	N/R	$1,328,250
60,825	Urstadt Biddle Properties Inc	6.250%	N/R	1,532,790
	Total Retail			21,096,224

	Specialized – 9.1% (6.4% of Total Investments)

22,100	Digital Realty Trust Inc	5.200%	Baa3	588,965
7,475	Digital Realty Trust Inc	5.250%	Baa3	198,237
21,150	EPR Properties	5.750%	Ba1	532,980
48,376	National Storage Affiliates Trust	6.000%	N/R	1,278,094
33,800	Public Storage	3.875%	A3	845,338
9,735	Public Storage	3.900%	A3	253,402
33,005	Public Storage	4.125%	A3	851,859
54,000	Public Storage	4.625%	A3	1,450,440
11,630	Public Storage	4.700%	A3	311,800
15,129	Public Storage	4.750%	A3	415,140
69,850	Public Storage	4.875%	A3	1,870,583
44,825	Public Storage	4.900%	A3	1,158,278
119,850	Public Storage	4.950%	A3	3,025,014
147,424	Public Storage	5.050%	A3	3,874,303
57,260	Public Storage	5.125%	A3	1,466,429
270,390	Public Storage	5.600%	A3	7,514,138
58,210	QTS Realty Trust Inc	7.125%	B-	1,627,551
	Total Specialized			27,262,551
	Total Real Estate Investment Trust Preferred Stocks (cost $125,616,434)			131,167,322
	Total Long-Term Investments (cost $334,414,729)			407,122,660

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.6% (4.0% of Total Investments)

	REPURCHASE AGREEMENTS – 5.6% (4.0% of Total Investments)

$16,758	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $16,758,034, collateralized by $2,225,400, U.S. Treasury Notes, 2.750%, due 2/28/25, value $2,415,889; by $14,755,700, U.S. Treasury Notes, 0.500%, due 3/31/25, value $14,677,318	0.000%	4/01/21	$16,758,034
	Total Short-Term Investments (cost $16,758,034)			16,758,034
	Total Investments (cost $351,172,763) – 141.6%			423,880,694
	Borrowings – (38.6)% (6), (7)			(115,500,000)
	Other Assets Less Liabilities – (3.0)% (8)			(9,040,433)
	Net Assets – 100%			$299,340,261

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$72,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(4,721,328)	$(4,721,328)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

3

JRS	Nuveen Real Estate Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$275,955,338	$—	$—	$275,955,338
Real Estate Investment Trust Preferred Stocks	111,114,621	20,052,701	—	131,167,322

Short-Term Investments:
Repurchase Agreements	—	16,758,034	—	16,758,034

Investments in Derivatives:
Interest Rate Swaps*	—	(4,721,328)	—	(4,721,328)
Total	$387,069,959	$32,089,407	$—	$419,159,366
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.

(6)	Borrowings as a percentage of Total Investments is 27.2%.

(7)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period investments with a value of $215,558,621 have been pledged as collateral for borrowings.

(8)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(9)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

LIBOR	London Inter-Bank Offered Rate

REIT	Real Estate Investment Trust

4